Prepaid expenses and other current assets - 10Q	9 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
Prepaid expenses and other assets consist of the following (in thousands):

	December 31,
	2023	2022
Refunds and other receivables	$600	$990
Prepaid expenses	1,496	1,078
Other current assets	1,095	630
Total prepaid and other current assets	$3,191	$2,698
Prepaid expenses and other current assets
Prepaid expenses and other assets consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Refunds and other receivables	$672	$600
Prepaid expenses	2,382	1,496
Other current assets	1,600	1,095
Total prepaid and other current assets	$4,654	$3,191